Stock Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 6,186,000	$ 3,390,000	$ 1,798,000
Cash received from option exercises under stock incentive plans	13,949,000	8,628,000	4,022,000
Stock-based compensation expense	18,521,000	10,786,000	11,823,000
Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	3 years 0 months
Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	5 years 0 months
Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200,000
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	5,104,000
Expected recognized period	4 years 0 months
Vesting period	10 years 0 months
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 24,796,000
Expected recognized period	3 years 0 months